Cash Generated by Operations (Tables)	12 Months Ended
Jun. 30, 2023
Cash Generated By Operations [Abstract]
Disclosure of Cash Generated by Operations

	SA Rand
Figures in million	2023	2022	2021
Reconciliation of profit/(loss) before taxation to cash generated by operations
Profit/(loss) before taxation	6 606	(1 058)	6 382
Adjustments for:
Amortisation and depreciation	3 454	3 683	3 877
Impairment of assets	—	4 433	1 124
Share-based payments	112	145	160
Net decrease in provision for post-retirement benefits	(15)	(14)	(13)
Net increase/(decrease) in provision for environmental rehabilitation	(88)	71	135
Profit on sale of property, plant and equipment	(46)	(24)	(11)
Loss on scrapping of property, plant and equipment	182	7	161
Profit from associates	(57)	(63)	(83)
Investment income	(663)	(352)	(244)
ARM BBEE day one expense	—	—	(87)
Finance costs	994	718	661
Inventory-related adjustments	31	32	61
Foreign exchange translation differences	795	338	(810)
Non-cash portion of (gains)/losses on derivatives	253	252	(1 204)
Day one loss amortisation	(45)	(49)	(47)
Streaming contract revenue	(338)	(471)	(397)
Silicosis settlement provision – net	(338)	(86)	(90)
Gain on bargain purchase	—	—	(303)
Contingent consideration remeasurement	64	(61)	(127)
Other non-cash adjustments	5	36	5
Effect of changes in operating working capital items
(Increase)/decrease in Receivables	(627)	21	(339)
Increase in Inventories	(308)	(232)	(37)
Increase in Payables	618	52	967
Cash generated by operations	10 589	7 378	9 741